Taxes (Details) - Schedule of taxes payable - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Schedule Of Taxes Payable Abstract
Income tax payable	$ 542,639	$ 669,780
Value added tax payable	353,128	326,468
Other taxes payable	67,023	105,212
Total taxes payable	$ 962,790	$ 1,101,460